ASSET RETIREMENT OBLIGATIONS - Inputs Used in Calculation of Asset Retirement Obligations (Details)	Mar. 31, 2025 Y	Dec. 31, 2024 Y	Dec. 31, 2023 Y
Maximum
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations, measurement input	49.75	50	50
Minimum
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations, measurement input	3.75	4	11
Inflation rate
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations, measurement input	0.03042	0.03873	0.03087
Discount factor
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations, measurement input	0.10	0.10	0.10